Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Board has approved and adopted a compensation recoupment policy to comply with NYSE requirements. The policy applies to current and former executive officers and covers incentive-based compensation. In the event of a financial restatement, any compensation that is determined to have been erroneously awarded during the three-year lookback period is subject to repayment. A copy of the Clawback Policy can be found as an exhibit to the 2025 Form 10-K. During the Company’s prior fiscal year, no action was required under this policy.

In addition, certain employment contracts and employment agreements contain additional recoupment provisions.